Condensed Consolidated Balance Sheets - USD ($)		Jun. 30, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents		$ 8,111,409	$ 6,388,978
Restricted cash - Bank balances held on behalf of customers		1,470,486	2,192,201
Securities owned, at fair value		9,424	180,201
Derivatives, at fair value		11,069	194,110
Receivables from broker-dealers and clearing organizations		18,703	20,409
Receivables from broker-dealers and clearing organizations - customer accounts		2,182,623	1,664,552
Commissions receivable		60,839	88,560
Short-term loans receivable		2,087,593	1,637,310
Other receivable		306,368	166,064
Prepaids,deposits and other		452,385	510,291
Fixed assets, net		53,186	73,688
Intangible asset		86,762	67,964
Other assets		219,558	233,343
Deferred taxes		198	677
Total assets		15,070,603	13,418,348
Liabilities
Payables to customers		3,044,689	3,853,693
Payable to broker-dealers		607,132
Commissions payable		16,953	29,439
Dividends payable			385,901
Other payables		1,149,637	417,445
Short-term borrowings		621,101	1,412,570
Short-term borrowings from related party			128,415
Total liabilities		5,439,512	6,227,463
Commitments and Contingencies
Equity
Preferred shares, $0.0001 par value, 50,000,000 shares authorized, none issued and outstanding as of June 30, 2020 and December 31, 2019, respectively
Class A ordinary shares, $0.0001 par value, 300,000,000 shares authorized, 7,647,962 and 3,140,388 shares issued and outstanding at June 30, 2020 and December 31, 2019, respectively	[1]	765	314
Class B ordinary shares, $0.0001 par value, 150,000,000 shares authorized, 9,751,214 and 3,949,993 shares issued and outstanding at June 30, 2020 and December 31, 2019, respectively	[1]	975	395
Additional paid in capital	[1]	7,649,772	7,605,034
Retained earnings (accumulated deficit)		1,996,974	(376,903)
Accumulated other comprehensive income (losses)		(17,395)	(37,955)
Total equity		9,631,091	7,190,885
Total liabilities and equity		$ 15,070,603	$ 13,418,348

[1]	Par value of ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1.